Description on Plan (Narrative I) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
Super Catch-Up [Member]
EBP, Description of Plan [Line Items]
Catch-up compensation amount	$ 11,250
Super Catch-Up Age 1 [Member]
EBP, Description of Plan [Line Items]
Age for catch-up contributions | item	60
Super Catch-Up Age 2 [Member]
EBP, Description of Plan [Line Items]
Age for catch-up contributions | item	61
Super Catch-Up Age 3 [Member]
EBP, Description of Plan [Line Items]
Age for catch-up contributions | item	62
Super Catch-Up Age 4 [Member]
EBP, Description of Plan [Line Items]
Age for catch-up contributions | item	63
PNG Salaried Group Covered Employees [Member] | Covered By A Collective Bargaining Agreement [Member]
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	6.00%
EBP 005 [Member]
EBP, Description of Plan [Line Items]
Deferral rate of eligible employee enrolled in plan	6.00%
Period after automatic enrollment applies	30 days
Deferral rate increase	1.00%
Maximum amount of allowable deferral contributions	$ 23,500
Age for catch-up contributions | item	50
Catch-up compensation amount	$ 7,500
Discretionary contributions	$ 0
Non-discretionary contribution percent	5.25%
Non-discretionary contribution compensation amount	$ 84,046
Employer performance contribution amount	0
Profit-Sharing contribution compensation amount	6,109,489
Funds used for plan expenses	44,410
Dividends	587
Revenue credits received	$ 7,567	$ 32,190
EBP 005 [Member] | Match Contribution Scenario 1 [Member]
EBP, Description of Plan [Line Items]
Non-discretionary contribution matching percentage	100.00%
Non-discretionary contribution, participant compensation matched, percentage	3.00%
EBP 005 [Member] | Match Contribution Scenario 2 [Member]
EBP, Description of Plan [Line Items]
Non-discretionary contribution matching percentage	50.00%
Non-discretionary contribution, participant compensation matched, percentage	2.00%
EBP 005 [Member] | Administrative Budget Account [Member]
EBP, Description of Plan [Line Items]
Account balance	$ 24	43,847
EBP 005 [Member] | Revenue Credit Program [Member]
EBP, Description of Plan [Line Items]
Account balance	$ 149,107	$ 173,730
EBP 005 [Member] | Group 1 [Member]
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	6.00%
EBP 005 [Member] | Group 4 [Member]
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	4.00%
EBP 005 [Member] | Group 6 [Member] | Match Contribution Scenario 1 [Member]
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	3.00%
EBP 005 [Member] | Group 6 [Member] | Match Contribution Scenario 2 [Member]
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	2.00%
EBP 005 [Member] | Group 6 [Member] | Match Contribution Scenario 3 [Member]
EBP, Description of Plan [Line Items]
Match enhancement percentage of participant's eligible salary	6.00%
Match enhancement percentage of dollar limit in effect	6.00%
EBP 005 [Member] | Group 6 [Member] | Match Contribution Scenario 4 [Member]
EBP, Description of Plan [Line Items]
Match enhancement percentage of participant's excess deferral contributions	100.00%
Match enhancement percentage of participant's excess deferral contributions benchmark	3.00%
Match enhancement percentage of participant's excess deferral contributions, plus additional percent	50.00%
EBP 005 [Member] | Group 8 [Member]
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	6.00%
EBP 005 [Member] | Group 9 [Member] | Match Contribution Scenario 1 [Member]
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	2.00%
EBP 005 [Member] | Group 9 [Member] | Match Contribution Scenario 2 [Member]
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	4.00%
EBP 005 [Member] | Group 9 [Member] | Match Contribution Scenario 3 [Member]
EBP, Description of Plan [Line Items]
Match enhancement percentage of annual compensation limit	6.00%
EBP 005 [Member] | PNG Salaried Group Covered Employees [Member] | Non-Union Employees And USW Customer Service Representatives [Member]
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	125.00%
Employer contribution, participant compensation matched, percentage	5.00%
Profit Sharing Contribution, percent of participant's eligible compensation	3.00%
EBP 005 [Member] | PNG Union Group Covered Employees [Member]
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	6.00%
Profit Sharing Contribution, percent of participant's eligible compensation	6.00%
EBP 005 [Member] | Delta Group Covered Employees [Member]
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	6.00%
EBP 005 [Member] | Groups 8, 9 and Delta Group [Member]
EBP, Description of Plan [Line Items]
Discretionary year-end corporate contribution percent of employee's eligible compensation	3.00%
Discretionary year-end corporate contribution compensation amount	$ 4,031,001
Minimum [Member] | EBP 005 [Member]
EBP, Description of Plan [Line Items]
Percentage participants may elect to contribute to the Plan	1.00%
Minimum [Member] | EBP 005 [Member] | Group 6 [Member] | Match Contribution Scenario 4 [Member]
EBP, Description of Plan [Line Items]
Match enhancement percentage of participant's excess deferral contributions benchmark, additional percent	3.00%
Maximum [Member] | EBP 005 [Member]
EBP, Description of Plan [Line Items]
Deferral rate increase	10.00%
Percentage participants may elect to contribute to the Plan	75.00%
Maximum [Member] | EBP 005 [Member] | Group 6 [Member] | Match Contribution Scenario 4 [Member]
EBP, Description of Plan [Line Items]
Match enhancement percentage of participant's excess deferral contributions benchmark, additional percent	5.00%